===============================================================================


                      DIMENSIONAL INVESTMENT GROUP INC.

                               RWB/DFA Two-Year
                             Government Portfolio








                                ANNUAL REPORT











                        Period Ended November 30, 1996

===============================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.

                    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                           Page
                                                                           -----
Dimensional Investment Group Inc.
     Performance Chart  .................................................  1
     Statement of Assets and Liabilities  ...............................  2
     Statement of Operations  ...........................................  3
     Statement of Changes in Net Assets  ................................  4
     Financial Highlights  ..............................................  5
     Notes to Financial Statements  .....................................  6-7
     Report of Independent Accountants  .................................  8
The DFA Investment Trust Company -- The DFA Two-Year Government Series
     Performance Chart  .................................................  9
     Statement of Net Assets  ...........................................  10
     Statement of Operations  ...........................................  11
     Statement of Changes in Net Assets  ................................  12
     Financial Highlights  ..............................................  13
     Notes to Financial Statements  .....................................  14-15
     Report of Independent Accountants  .................................  16


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHART


RWB/DFA Two-Year Government Portfolio vs.
Merrill Lynch Governments, U.S. Treasury, Short Term (1-2.99 Years) July 1996-November 1996

The following reflects the growth of a $10,000 investment.


                                               Merrill Lynch Governments,
                      RWB/DFA Two-Year         U.S. Treasury, Short Term
                    Government Portfolio            (1-2.99 Years)
                    --------------------       --------------------------


6/30/96                 10000                          10000
7/31/96                 10040                          10039
8/31/96                 10070.12                       10073.1326
9/30/96                 10159.74407                    10164.79811
10/31/96                10259.30956                    10279.66033
11/30/96                10329.07286                    10358.81371


Annualized                                   From
Total Return(%)                            July 1996
--------------------------------------------------------------------------------
                                             3.29


* The portfolio invests in the DFA Two-Year Government Series of the DFA Investment Trust Company, which in turn seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities with a maximum maturity of two years.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.


Merrill-Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) courtesy of Merrill-Lynch.

                      DIMENSIONAL INVESTMENT GROUP INC.
                    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1996
                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

 ASSETS:
Investment in The DFA Two-Year Government Series of The DFA Investment Trust
  Company (Cost $104,289) at Value .................................................   $   104,646
Receivable for Fund Shares Sold  ...................................................            56
Prepaid Expenses and Other Assets  .................................................            22
                                                                                       ------------
          Total Assets  ............................................................       104,724
                                                                                       ------------
LIABILITIES:
Payable for Investment Securities Purchased  .......................................            39
Payable for Fund Shares Redeemed  ..................................................            17
Accrued Expenses  ..................................................................            24
          Total Liabilities  .......................................................            80
                                                                                       -----------
Net Assets  ........................................................................   $   104,644
                                                                                       ============
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .......................    10,227,279
                                                                                       ============
Net Asset Value, Offering and Redemption Price Per Share  ..........................   $     10.23
                                                                                       ============
NET ASSETS CONSIST OF:
Paid-In Capital  ...................................................................   $   102,400
Undistributed Net Investment Income  ...............................................         1,383
Undistributed Net Realized Gain  ...................................................           504
Unrealized Appreciation of Investment Securities  ..................................           357
                                                                                       ------------
          Total Net Assets  ........................................................   $   104,644
                                                                                       ============


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.
                    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                           STATEMENT OF OPERATIONS

                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

 Investment Income
   Net Investment Income from The DFA Investment Trust Company ..........    $2,648
                                                                            --------
Expenses
   Administrative Services ..............................................         5
   Accounting & Transfer Agent Fees .....................................        19
   Shareholder Services .................................................        14
   Legal Fees ...........................................................         9
   Audit Fees ...........................................................         2
   Filing Fees ..........................................................        12
   Shareholders' Reports ................................................         8
   Directors' Fees and Expenses .........................................         5
   Other ................................................................         2
   Organizational Fees ..................................................         3
                                                                            --------
    Total Expenses ......................................................        79
   Less: Fees Waived and Expenses Reimbursed ............................       (14)
                                                                            --------
   Net Expenses .........................................................        65
                                                                            --------
   Net Investment Income ................................................     2,583
                                                                            --------
Net Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain on Investment Securities ...........................       504
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................       357
                                                                            --------
Net Gain on Investment Securities  ......................................       861
                                                                            --------
Net Increase in Net Assets Resulting from Operations  ...................    $3,444
                                                                            ========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.
                    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      STATEMENT OF CHANGES IN NET ASSETS
                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

 Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $  2,583
   Net Realized Gain on Investment Securities ...........................         504
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................         357
                                                                            ----------
 Net Increase in Net Assets Resulting from Operations  ..................       3,444
                                                                            ----------
Distributions From:
   Net Investment Income ................................................      (1,200)
                                                                            ----------
Capital Share Transactions (1):
   Shares Issued ........................................................     114,883
   Shares Issued in Lieu of Cash Distributions ..........................           3
   Shares Redeemed ......................................................     (12,486)
                                                                            ----------
     Net Increase From Capital Share Transactions  ......................     102,400
                                                                            ----------
Total Increase  .........................................................     104,644
Net Assets
   Beginning of Period ..................................................          --
                                                                            ----------
   End of Period ........................................................    $104,644
                                                                            ==========
(1) Shares Issued and Redeemed:
   Shares Issued ........................................................      11,470
   Shares Issued in Lieu of Cash Distributions ..........................          --
   Shares Redeemed ......................................................      (1,243)
                                                                            ----------
                                                                               10,227
                                                                            ==========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.
                    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                             FINANCIAL HIGHLIGHTS
                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

 Net Asset Value, Beginning of Period  ....................       $  10.00
                                                                --------------
Income from Investment Operations
---------------------------------
   Net Investment Income .................................            0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................            0.10
                                                                --------------
 Total from Investment Operations  .......................            0.36
                                                                --------------
Less Distributions
------------------
   Net Investment Income .................................           (0.13)
                                                                --------------
Net Asset Value, End of Period  ..........................        $  10.23
                                                                ==============
Total Return  ............................................            3.60%#
Net Assets, End of Period (thousands)  ...................        $104,644
Ratio of Expenses to Average Net Assets (1)  .............            0.38%*(a)(b)
Ratio of Net Investment Income to Average Net Assets  ....            5.81%*(a)(b)
Portfolio Turnover Rate  .................................             N/A

------
*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1996 would have been 0.41% and the ratio of net investment income to average net assets for the period ended November 30, 1996 would have been 5.78%.
(b) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio,The DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Government Portfolio and RWB/DFA Two-Year Corporate Fixed Income Portfolio (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of RWB/DFA Two-Year Government Portfolio (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The DFA Two-Year Government Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1996, the Portfolio owned 100% of the net assets of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: The Portfolio s investment in the Series is valued based on its proportionate interest in the net assets of the Series.

   2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended November 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

   In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .03% of its average daily net assets. RWBAS has agreed to waive this fee through December 31, 1996.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation                                           $357
Gross Unrealized Depreciation                                             --
                                                                        ------
Net  .........................                                          $357
                                                                        ======


E. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3 % of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Investment Group Inc.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., RWB/DFA Two-Year Government Portfolio, as of November 30, 1996, and the related statements of operations, changes in net assets and financial highlights for the period June 7, 1996 (commencement of operations) to November 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., RWB/DFA Two-Year Government Portfolio, as of November 30, 1996, and the results of its operations, changes in its net assets and its financial highlights for the period June 7, 1996 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHART


DFA Two-Year Government Series vs.
Merrill Lynch Governments, U.S. Treasury, Short Term (1-2.99 Years) July 1996-November 1996


The following reflects the growth of a $10,000 investment.

                                                 Merrill Lynch Governments,
                         DFA Two-Year            U.S. Treasury, Short Term
                      Government Series              (1-2.99 Years)
                      --------------------       --------------------------


6/30/96                   10000                        10000
7/31/96                   10050                        10039
8/31/96                   10080.15                     10073.1326
9/30/96                   10157.76716                  10164.79811
10/31/96                  10258.32905                  10279.66033
11/30/96                  10329.11152                  10358.81371



Annualized                                            From
Total Return(%)                                     July 1996
---------------------------------------------------------------------------
                                                      3.29



* The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities with a maximum maturity of two years.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


Merrill-Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) courtesy of Merrill-Lynch.

                      THE DFA TWO-YEAR GOVERNMENT SERIES
                           STATEMENT OF NET ASSETS

                              NOVEMBER 30, 1996

                                                               Face
                                                              Amount       Value+
                                                             --------   -------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (97.5%)
U.S. Treasury Notes  .....................................
 5.125%, 02/28/98  .......................................   $ 5,000    $  4,975,000
 6.125%, 03/31/98  .......................................     3,000       3,022,969
 6.000%, 09/30/98  .......................................    40,000      40,287,555
 5.875%, 10/31/98  .......................................    30,800      30,949,188
 5.500%, 11/15/98  .......................................    22,800      22,753,688
                                                                        -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $101,631,285) ....................................               101,988,400
                                                                        -------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
Repurchase Agreement, PNC Securities Corp. 5.45%,
  12/02/96 (Collateralized by U.S. Treasury Bills 4.93%,
  01/16/97)
  (Cost $1,914,000) ......................................     1,914       1,914,000
                                                                        -------------
TOTAL INVESTMENTS -- (99.3%) (Cost $103,545,285)  ........               103,902,400
                                                                        -------------
OTHER ASSETS AND LIABILITIES -- (0.7%)
   Other Assets ..........................................                   766,136
   Liabilities ...........................................                   (21,286)
                                                                        -------------
                                                                             744,850
                                                                        -------------
NET ASSETS -- (100.0%)  ..................................              $104,647,250
                                                                        =============

------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                      THE DFA TWO-YEAR GOVERNMENT SERIES

                           STATEMENT OF OPERATIONS
                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

Investment Income
   Interest  ...............................................................  $2,752
                                                                              -------
Expenses
   Investment Advisory Services ..........................................        69
   Accounting & Transfer Agent Fees ......................................        23
   Custodian's Fee .......................................................         6
   Legal Fees ............................................................         1
   Audit Fees ............................................................         2
   Shareholders' Reports .................................................         1
   Trustees' Fees and Expenses ...........................................         1
   Other .................................................................         1
                                                                             --------
    Total Expenses .......................................................       104
                                                                             --------
   Net Investment Income .................................................     2,648
                                                                             --------
Net Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain on Investment Securities ............................       504
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................       357
                                                                             --------
   Net Gain on Investment Securities  .......................................    861
                                                                             --------
Net Increase in Net Assets Resulting from Operations  ....................    $3,509
                                                                             ========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                      THE DFA TWO-YEAR GOVERNMENT SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS
                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

Investment Income
Operations:
   Net Investment Income .................................................    $  2,648
   Net Realized Gain on Investment Securities ............................         504
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................         357
                                                                             ----------
     Net Increase in Net Assets Resulting from Operations  ...............       3,509
                                                                             ----------
Transactions in Interest:
   Contributions .........................................................     109,613
   Withdrawals ...........................................................      (8,475)
                                                                             ----------
     Net Increase from Transactions in Interest  .........................     101,138
                                                                             ----------
     Total Increase  .....................................................     104,647
Net Assets
   Beginning of Period ...................................................          --
                                                                             ----------
   End of Period .........................................................    $104,647
                                                                             ==========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                      THE DFA TWO-YEAR GOVERNMENT SERIES

                             FINANCIAL HIGHLIGHTS
                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period  ........................     $    N/A+
                                                                 -------------
Income from Investment Operations
---------------------------------
   Net Investment Income .....................................            --
   Net Gains (Losses) on Securities (Realized and Unrealized)             --
                                                                 -------------
     Total from Investment Operations  .......................            --
                                                                 -------------
Less Distributions
------------------
   Net Investment Income .....................................            --
   Net Realized Gains ........................................            --
                                                                 -------------
     Total Distributions  ....................................            --
                                                                 -------------
Net Asset Value, End of Period  ..............................     $    N/A+
                                                                 -------------
Total Return  ................................................          N/A+
Net Assets, End of Period (thousands)  .......................      $104,647
Ratio of Expenses to Average Net Assets  .....................          0.23%*(a)
Ratio of Net Investment Income to Average Net Assets  ........          5.95%*(a)
Portfolio Turnover Rate  .....................................        200.59%*


------
*Annualized
+ Not applicable as The DFA Two-Year Government Series is organized as a partnership
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The DFA Two-Year Government Series (the "Series").

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Series are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   2. Federal Income Taxes: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been passed through to its Feeder Funds.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the period ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the period ended November 30, 1996, the Series made the following purchases and sales of U.S. Government securities (amounts in thousands):

 Purchases .......................................................  $193,216
 Sales ...........................................................    92,635


E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

 Gross Unrealized Appreciation ...................................      $357
 Gross Unrealized Depreciation ...................................        --
                                                                       ------
 Net .............................................................      $357
                                                                       ======


F. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Partners and Board of Trustees of The DFA Investment Trust Company:

We have audited the accompanying statement of assets and liabilities of The DFA Investment Trust Company, The DFA Two-Year Government Series, as of November 30, 1996, and the related statement of operations, changes in net assets and financial highlights for the period June 7, 1996 (commencement of operations) to November 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the The DFA Investment Trust Company, The DFA Two-Year Government Series, as of November 30, 1996, and the results of its operations, changes in its net assets and its financial highlights for the period June 7, 1996 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997